CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (FY) - USD ($) $ in Thousands	Common Stock Warrant [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2015		$ 11,616	$ 12,936	$ 3,122	$ (216)	$ 2,580
Balance (in shares) at Dec. 31, 2015		4,646,225
Stock-based compensation			60
Exercise of stock options		$ 3	0
Exercise of stock options (in shares)		1,250
Restricted stock vesting		$ 8	(8)
Restricted stock vesting (in shares)		3,333
Other comprehensive loss					(33)		$ (33)
Reclassification of certain tax effects				0	0
Net income				1,341			1,341
Dividends declared on preferred stock				(222)
Redemption of preferred stock in noncontrolling interest						(2,580)
Balance at Dec. 31, 2016	$ 426	$ 11,627	12,988	4,241	(249)	0	$ 29,033
Balance (in shares) at Dec. 31, 2016		4,650,808					4,650,808
Stock-based compensation			18
Exercise of stock options		$ 2	1
Exercise of stock options (in shares)		738
Restricted stock vesting		$ 8	(8)
Restricted stock vesting (in shares)		3,334
Other comprehensive loss					112		$ 112
Net income							407
Balance at Jun. 30, 2017	426	$ 11,637	12,999		(137)		29,573
Balance (in shares) at Jun. 30, 2017		4,654,880
Balance at Dec. 31, 2016	426	$ 11,627	12,988	4,241	(249)	0	$ 29,033
Balance (in shares) at Dec. 31, 2016		4,650,808					4,650,808
Stock-based compensation			24
Exercise of stock options		$ 10	4
Exercise of stock options (in shares)		3,738
Restricted stock vesting		$ 8	(8)
Restricted stock vesting (in shares)		3,334
Other comprehensive loss					(356)		$ (356)
Reclassification of certain tax effects				127	(127)
Net income				404			404
Dividends declared on preferred stock				0
Redemption of preferred stock in noncontrolling interest						0
Balance at Dec. 31, 2017	426	$ 11,645	13,008	$ 4,772	(732)	$ 0	$ 29,119
Balance (in shares) at Dec. 31, 2017		4,657,880					4,657,880	[1]
Stock-based compensation			1
Exercise of stock options		$ 7	7
Exercise of stock options (in shares)		3,107
Restricted stock vesting		$ 0	0
Restricted stock vesting (in shares)		0
Other comprehensive loss					(462)		$ (462)
Net income							1,091
Balance at Jun. 30, 2018	$ 426	$ 17,892	$ 25,214		$ (751)		$ 48,201
Balance (in shares) at Jun. 30, 2018		7,156,987					7,156,987

[1]	Derived from Carolina Trust BancShares, Inc.'s audited financial statements included in its 2017 Annual Report on Form 10-K.